Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current assets:
Cash and cash equivalents	$ 5,071,690	$ 3,740,722
Accounts receivable	189,239
Deferred compensation, current portion	53,034	662,464
Prepaids and other current assets	19,943	27,662
Total current assets	5,333,906	4,430,848
Property and equipment:
Equipment	1,209,656	619,613
Leasehold improvements	546,864	464,362
Accumulated depreciation	(300,445)	(96,987)
Property and equipment, net	1,456,075	986,988
Intangible assets	9,833	12,833
Right of use asset - facility	351,013	476,370
Deferred compensation, long term portion		11,034
Other assets	13,014	13,014
Total assets	7,163,841	5,931,087
Current liabilities:
Accounts payable	461,797	114,100
Accrued expenses and other current liabilities	133,092	101,351
Lease liability, current portion	162,210	156,988
Total current liabilities	757,099	372,439
Lease liability, long term portion	296,452	458,705
Commitments and contingencies
Total liabilities	1,053,551	831,144
Stockholders’ equity:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized, and none issued and outstanding at June 30, 2023 and 2022
Common stock, $0.0001 par value; 50,000,000 shares authorized at June 30, 2023 and 2022, and 12,817,500 and 10,650,002 shares issued and outstanding at June 30, 2023 and 2022, respectively	1,282	1,066
Additional paid-in capital	15,171,074	8,781,361
Accumulated deficit	(9,062,066)	(3,682,484)
Total stockholders’ equity	6,110,290	5,099,943
Total liabilities and stockholders’ equity	$ 7,163,841	$ 5,931,087